Financial Statement Schedule I Condensed Financial Information of Parent Company Statement of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Net cash used in operating activities	¥ (212,075)	$ (29,872)	¥ (463,926)	¥ (1,506,692)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of term deposits	(169,756)	(23,910)
Net cash used in investing activities	(161,141)	(22,697)	(8,931)	(117,603)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of the IPO issuance cost				(9,556)
Proceeds from exercise of share options	36	5	91	10,508
Repurchase of ordinary shares	(51,393)	(7,239)	(33,948)
Net cash generated from (used in) financing activities	(51,357)	(7,234)	(33,857)	952
Effect of exchange rate changes	13,376	1,887	43,942	(30,891)
Net decrease in cash and cash equivalents and restricted cash	(411,197)	(57,916)	(462,772)	(1,654,234)
Cash, cash equivalents and restricted cash at beginning of the year	718,126	101,146	1,180,898	2,835,132
Cash, cash equivalents and restricted cash at end of the year	306,929	43,230	718,126	1,180,898
Parent Company
Net cash used in operating activities	(3,757)	(529)	(23,206)	(3,979)
CASH FLOWS FROM INVESTING ACTIVITIES
Investments in subsidiaries			(63,328)	(1,478,469)
Purchase of term deposits	(110,847)	(15,612)
Loans to Group companies	(77,017)	(10,849)	(55,184)
Net cash used in investing activities	(187,864)	(26,461)	(118,512)	(1,478,469)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of the IPO issuance cost				(5,603)
Borrowings under loan from Group companies			29,781
Proceeds from exercise of share options	36	5	91	10,508
Repayment of loans from Group companies	(29,781)	(4,195)
Repurchase of ordinary shares	(51,393)	(7,239)	(33,948)
Net cash generated from (used in) financing activities	(81,138)	(11,429)	(4,076)	4,905
Effect of exchange rate changes	11,383	1,605	41,473	(33,517)
Net decrease in cash and cash equivalents and restricted cash	(261,376)	(36,814)	(104,321)	(1,511,060)
Cash, cash equivalents and restricted cash at beginning of the year	493,201	69,466	597,522	2,108,582
Cash, cash equivalents and restricted cash at end of the year	¥ 231,825	$ 32,652	¥ 493,201	¥ 597,522